Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	471,843,282.39	25,373
Yield Supplement Overcollateralization Amount 05/31/25	41,029,519.23	0
Receivables Balance 05/31/25	512,872,801.62	25,373
Principal Payments	22,855,043.04	1,404
Defaulted Receivables	784,277.39	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	38,494,332.32	0
Pool Balance at 06/30/25	450,739,148.87	23,934

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.71%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,603,864.41	356
Past Due 61-90 days	2,207,924.27	84
Past Due 91-120 days	387,212.12	13
Past Due 121+ days	0.00	0
Total	11,199,000.80	453

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	571,164.11
Aggregate Net Losses/(Gains) - June 2025	213,113.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.50%
Prior Net Losses/(Gains) Ratio	0.56%
Second Prior Net Losses/(Gains) Ratio	0.46%
Third Prior Net Losses/(Gains) Ratio	0.47%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	5,183,500.21
Actual Overcollateralization	5,183,500.21
Weighted Average Contract Rate	6.32%
Weighted Average Contract Rate, Yield Adjusted	11.21%
Weighted Average Remaining Term	44.25

Flow of Funds	$ Amount
Collections	26,128,193.95
Investment Earnings on Cash Accounts	12,070.73
Servicing Fee	(427,394.00)
Transfer to Collection Account	-
Available Funds	25,712,870.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,019,431.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	657,935.77
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,183,500.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,599,966.74

Total Distributions of Available Funds	25,712,870.68

Servicing Fee	427,394.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	466,417,084.64
Principal Paid	20,861,435.98
Note Balance @ 07/15/25	445,555,648.66

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	20,988,542.28
Principal Paid	10,430,717.99
Note Balance @ 07/15/25	10,557,824.29
Note Factor @ 07/15/25	5.5891076%

Class A-2b
Note Balance @ 06/16/25	20,988,542.36
Principal Paid	10,430,717.99
Note Balance @ 07/15/25	10,557,824.37
Note Factor @ 07/15/25	5.5891077%

Class A-3
Note Balance @ 06/16/25	317,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	317,800,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-4
Note Balance @ 06/16/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	61,560,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	30,060,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	15,020,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,251,467.96
Total Principal Paid	20,861,435.98
Total Paid	23,112,903.94

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	103,368.57
Principal Paid	10,430,717.99
Total Paid to A-2a Holders	10,534,086.56

Class A-2b
SOFR Rate	4.30385%
Coupon	4.88385%
Interest Paid	82,573.39
Principal Paid	10,430,717.99
Total Paid to A-2b Holders	10,513,291.38

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2529549
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8752136
Total Distribution Amount	23.1281685

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5472132
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.2182001
Total A-2a Distribution Amount	55.7654133

A-2b Interest Distribution Amount	0.4371275
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.2182001
Total A-2b Distribution Amount	55.6553276

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	31.54
Noteholders' Third Priority Principal Distributable Amount	719.99
Noteholders' Principal Distributable Amount	248.47

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	2,504,634.24
Investment Earnings	8,752.40
Investment Earnings Paid	(8,752.40)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,224,406.75	2,862,184.42	2,864,410.39
Number of Extensions	109	99	105
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.53%	0.51%